Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets
Research tax credits	$ 19,063	$ 6,303
Intangible assets	50,564	43,626
Net operating loss	202,906	116,619
Share-based compensation	26,623	18,413
Lease liabilities	16,638	17,194
Other	7,303	7,060
Subtotal	323,097	209,215
Valuation allowance	(303,287)	(187,831)
Deferred tax liabilities
Depreciation	(1,214)	(1,833)
Right-of-use assets	(13,908)	(15,409)
Other	(4,688)	(4,142)
Net Deferred tax assets/(liabilities), net of valuation allowance	$ 0	$ 0